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Investing for the 21st Century-Registered Trademark-


[GRAPHIC]

                          ANNUAL REPORT AUGUST 31, 2000

                                   EATON VANCE
                            WORLDWIDE HEALTH SCIENCES
                                      FUND

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[GRAPHIC]

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


EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]

James B. Hawkes
President

Eaton Vance Worldwide Health Sciences Fund Class A shares had a total return of 116.52% during the year ended August 31, 2000. That return was the result of an increase in net asset value per share (NAV) from $18.49 on August 31, 1999 to $37.00 on August 31, 2000, and the reinvestment of $1.423 per share in capital gains distributions.(1)

Class B shares had a total return of 114.93% for the same period, the result of an increase in NAV from $14.12 to $27.33, and the reinvestment of $1.423 per share in capital gains distributions.(1)

Class C shares had a total return of 114.90% for the same period, the result of an increase in NAV from $12.13 to $23.05, and the reinvestment of $1.423 per share in capital gains distributions.(1)

By comparison, the S&P 500 had a return of 16.31% during the same period, while the Morgan Stanley Capital International Europe, Australasia and Far East Index had a return of 9.55%.(2)

Due to the Fund's strong performance, the Board of Trustees recently approved a 3-for-1 split for Class A shares of the Fund, and a 2-for-1 split for other share classes. The record and effective date are November 10, 2000.

The year 2000 has been a truly significant year in the annals of health science. The deciphering of the human genetic code was a remarkable breakthrough that bodes very well for the future of drug and biotechnology stocks. In addition to producing exciting - though controversial - recombinant/cloning therapies, genetic scientists have also opened up new research frontiers that are transforming health sciences. Worldwide developments in new drugs and treatments are accelerating rapidly, and here in the United States, the pace of new
FDA approvals has picked up as well.

Meanwhile, demographics appear favorable for drug company revenues over the long term. An aging population is creating an unprecedented demand for healthcare and new drug products, and its healthcare spending is increasing dramatically.

We believe that the prospects are good for Worldwide Health Sciences Portfolio's continued participation in the exciting, long-term potential offered by global breakthroughs in science. Investors should bear in mind, though, that highly specialized funds tend to be more vulnerable to volatility. We would urge you to be sure that your investment portfolio is well-diversified and that your investment horizon is long-term, as these are your best weapons against ups and downs in the markets.

                             Sincerely,

                             /s/ James B. Hawkes

                             James B. Hawkes
                             President
                             October 17, 2000

PERFORMANCE(3)                   CLASS A         CLASS B         CLASS C
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                         116.52%         114.93%         114.90%
Five Years                        33.89            N.A.            N.A.
Ten Years                         26.91            N.A.            N.A.
Life of Fund+                     21.70           34.29           46.60


SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                         104.06%         109.93%         113.90%
Five Years                        32.31            N.A.            N.A.
Ten Years                         26.16            N.A.            N.A.
Life of Fund+                     21.23           33.97           46.60

+Inception Dates - Class A: 7/26/85; Class B: 9/23/96; Class C:1/05/98


Ten Largest Equity Holdings(4)
--------------------------------------------------------------------------------
Novartis AG                                            4.7%
Orchid BioSciences, Inc.                               4.2
Arena Pharmaceuticals                                  4.0
Chiron Corp.                                           3.9
Sanofi-Synthelabo                                      3.8
Lilly (Eli) & Co.                                        3.8
Pfizer, Inc.                                           3.7
Caliper Technologies Corp.                             3.2
Alza Corp.                                             3.1
Abgenix, Inc.                                          3.1


(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 37.5% of the Portfolio's total net assets. Holdings are subject to change. Past performance is no guarantee of future results. It is unlikely that the Fund's one-year performance can be sustained. The health sciences industry is currently experiencing rapid growth in some sectors, including increased IPO activity from which the Fund benefitted. There is no assurance that this growth will continue or that it will continue to have the same positive impact on the Fund's performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

AN INTERVIEW WITH SAMUEL D. ISALY,
PRESIDENT, ORBIMED ADVISORS, INC.,
INVESTMENT ADVISER TO WORLDWIDE HEALTH SCIENCES PORTFOLIO

[PHOTO]

Samuel D. Isaly
Portfolio Manger


Q: SAM, CONGRATULATIONS ON THE FUND'S OUTSTANDING PERFORMANCE THIS YEAR. WHAT FACTORS ACCOUNTED FOR ITS SUCCESS?

A: The diversification of the Worldwide Health Sciences Portfolio was the key to performance this year. The Portfolio is invested not just in large U.S. pharmaceutical companies, as many health funds are, but also maintains exposure to international stocks and smaller, less well-known biotechnology companies. A few of these went public in the past year, and because of the way IPOs trade, they contributed positively to performance. Of course, such IPO activity is not repeatable every year and is not typical of performance.

    As far as international investments are concerned, it is our belief that advances in drug development and biotechnology are not limited to the United States. There are many outstanding research and manufacturing companies abroad. For example, Novartis AG, the Portfolio's largest holding, is a major Swiss drug company with a compelling new-drug pipeline, which includes compounds being tested for treatment of Alzheimer's disease, epilepsy, cancer, and for use in organ transplants. Of course, to the extent that any of these international companies have access to the U.S. market as well, that may certainly help boost potential profits. So we see a lot of potential there. This level of diversification has further helped to offset the Portfolio's exposure to the dramatic swings that can happen in the U.S. market, such as we saw in the spring of this year.

Q: TELL US MORE ABOUT THE SPECIALTY BIOTECHNOLOGY HOLDINGS. HOW DID THEY HELP PERFORMANCE?

A: Smaller, specialty biotech stocks made up approximately 40% of the Portfolio as of August 31, 2000 (see chart below). While not household names, they're early-stage, highly-specialized companies that have some proprietary research or technology. Our team of investment professionals - several of whom hold PhD's in scientific disciplines - researches these companies, trying to identify those that have potential blockbuster products. And the track record for these small companies has been good. Each year, there are more and more of the Portfolio's holdings of this type that are turning a profit.


SECTOR DISTRIBUTION+
--------------------------------------------------------------------------------
As a percentage of total net assets

[CHART]

OTHER                             6.01%
SPECIALTY/BIOTECH COMPANIES      39.36%
MAJOR/PHARMACEUTICAL COMPANIES   54.63%


REGIONAL DISTRIBUTION+
--------------------------------------------------------------------------------
As a percentage of total net assets+

[CHART]

SPECIALTY/NORTH AMERICA          38.32%
MAJOR/NORTH AMERICA              30.18%
MAJOR/EUROPE                     15.38%
MAJOR/FAR EAST                    9.07%
SPECIALTY/EUROPE                  1.04%


+ Sector and Regional Distributions subject to change due to active management.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

    So far, the balance between the large pharmaceutical companies and the smaller biotechs has paid off. In March and April of 2000, the biotech sector was down, along with the broader market, particularly technology stocks. May saw the beginnings of a rally, and then there was a significant rebound from there. In fact, healthcare and biotechnology funds were the best-performing mutual funds in the quarter ended June 30th. The strong performance of biotechs, alongside the solid, generally predictable earnings of the major drug companies, turned out to be a very successful combination for the Portfolio this year.

Q: YOU MENTIONED NOVARTIS AG. WHAT ARE SOME OF THE PORTFOLIO'S OTHER HOLDINGS THAT YOU'RE OPTIMISTIC ABOUT?

A: Overall, I have confidence in the long-term potential of the big-cap pharmaceutical companies. I believe that many of these stocks are poised for significant earnings growth after the election in November, regardless of who wins. There is perhaps an air of uncertainty about healthcare and biotech stocks at the moment, as prescription drug benefits and Medicare policy are debated. But I believe that will be diminished immediately after the election and we may be looking at serious earnings growth.

    Take, for example, Eli Lilly and Co. Although its patent on Prozac is due to expire in 2001, this company has more than 40 potential products in its pipeline - if it can bring all of these products to market, it could emerge as the largest seller of biotech products over this decade. We also like Pharmacia Corp., a big company with worldwide reach, which resulted from the merger of drugmaker Pharmacia & Upjohn and Monsanto. This company makes Celebrex, the breakthrough arthritis treatment, and Xanax, which treats panic disorders. They also produce popular over-the-counter products like Rogaine and Nicorette.

Q: SAM, WE'VE HEARD A LOT IN THE PAST YEAR ABOUT THE SEQUENCING OF THE HUMAN GENOME. HOW MUCH WILL THIS AFFECT THE HEALTHCARE AND BIOTECH INDUSTRIES?

A: We believe that, over the long-term, this will have far-reaching implications for the process of drug discovery. There's a stock in the Portfolio called Orchid BioSciences, and what they do is try to identify the tiny differences in individuals' genes. Then they can determine what those differences signify, and how to predict diseases based upon those findings. So, there is a direct correlation between the ability of companies to develop practical applications based upon the mapping of the human genomics code and the future success of healthcare. But it will likely be several years before we see this development translate into new drugs and new revenues.

Q: CLEARLY, THIS IS A RAPIDLY GROWING AREA THAT IS CONSTANTLY CHANGING. WHAT WOULD YOU HAVE TO SAY TO SHAREHOLDERS ABOUT WHAT THE FUTURE MIGHT HOLD?

A: I would, first and foremost, emphasize the long-term nature of investments in the healthcare and biotech industries, as well as the long-term investment outlook of the Portfolio itself. We have been very successful in our performance recently, but it is important to understand that the Portfolio is making its investments based on a long-term approach that we hope will capture the important trends going forward. By nature, this is a volatile area, and we can certainly anticipate heightened volatility in the future.

    That said, we believe there are many reasons to be optimistic about the potential in this area. The research developments and drug breakthroughs of the biotech industry, combined with the solid records of the major drug companies, can offer exciting investment opportunities. We believe our global diversification, and flexibility in market capitalization between large, established companies, and small, early growth companies, can provide us with a wide range of potentially profitable areas, as well as help protect the Portfolio from market volatility.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

FUND PERFORMANCE
--------------------------------------------------------------------------------

{GRAPH]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE WORLDWIDE HEALTH SCIENCES FUND, CLASS A VS. THE STANDARD & POOR'S 500, AND THE EUROPE, AUSTRALASIA AND FAR EAST INDEX*


[PLOT POINTS TO COME]


PERFORMANCE**                      CLASS A         CLASS B         CLASS C
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                           116.52%         114.93%         114.90%
Five Years                          33.89            N.A.            N.A.
Ten Years                           26.91            N.A.            N.A.
Life of Fund+                       21.70           34.29           46.60


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           104.06%         109.93%         113.90%
Five Years                          32.31            N.A.            N.A.
Ten Years                           26.16            N.A.            N.A.
Life of Fund+                       21.23           33.97           46.60

+Inception Dates - Class A: 7/26/85; Class B: 9/23/96; Class C:1/05/98

* Source: TowersData, Bethesda, MD. Investment operations commenced 7/26/85.

  The performance chart above compares the Fund's total return with that of a broad-based securities market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund, the S&P 500 Index - a broad-based, widely recognized index of 500 common stocks traded in the U.S. - and the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE) - a broad-based index of common stocks traded in foreign markets. An investment in the Fund's Class B shares on 9/23/96 at net asset value would have been worth $31,948 on August 31, 2000; $31,648 including applicable CDSC. An investment in the Fund's Class C shares on 1/5/98 at net asset value would have been worth $27,664 on August 31, 2000. The Indices' total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. It is not possible to invest directly in an index.

**Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

  Past performance is no guarantee of future results. It is unlikely that the Fund's one-year performance can be sustained. The health sciences industry is currently experiencing rapid growth in some sectors. There is no assurance that this growth will continue or that it will continue to have the same positive impact on the Fund's performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000
Assets
------------------------------------------------------
Investment in Worldwide Health Sciences
   Portfolio, at value
   (identified cost, $613,258,166)        $942,963,676
Receivable for Fund shares sold             17,428,501
Tax reclaim receivable                         225,040
Deferred organization expenses                  10,211
------------------------------------------------------
TOTAL ASSETS                              $960,627,428
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,084,676
Payable to affiliate for service fees          137,228
Accrued expenses                               248,270
------------------------------------------------------
TOTAL LIABILITIES                         $  1,470,174
------------------------------------------------------
NET ASSETS                                $959,157,254
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $580,725,268
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                48,749,507
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                        329,705,510
Net unrealized depreciation                    (23,031)
------------------------------------------------------
TOTAL                                     $959,157,254
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $418,903,836
SHARES OUTSTANDING                          11,320,508
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      37.00
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $37.00)      $      39.26
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $411,280,480
SHARES OUTSTANDING                          15,050,245
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      27.33
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $128,972,938
SHARES OUTSTANDING                           5,594,366
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      23.05
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2000
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $143,026)       $  1,851,283
Interest allocated from Portfolio               36,396
Expenses allocated from Portfolio           (4,351,782)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $ (2,464,103)
------------------------------------------------------
Expenses
------------------------------------------------------
Management fee                            $  1,028,765
Trustees' fees and expenses                      4,451
Distribution and service fees
   Class A                                     445,772
   Class B                                   1,972,710
   Class C                                     398,277
Transfer and dividend disbursing agent
   fees                                        510,203
Registration fees                              185,634
Printing and postage                            40,154
Legal and accounting services                   26,823
Amortization of organization expenses            7,979
Custodian fee                                   28,267
Miscellaneous                                   61,455
------------------------------------------------------
TOTAL EXPENSES                            $  4,710,490
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     27,678
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     27,678
------------------------------------------------------

NET EXPENSES                              $  4,682,812
------------------------------------------------------

NET INVESTMENT LOSS                       $ (7,146,915)
------------------------------------------------------
Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions from
      Portfolio (identified cost basis)   $ 54,494,961
   Foreign currency transactions from
      Portfolio                               (328,103)
   Foreign currency transactions                (7,195)
------------------------------------------------------
NET REALIZED GAIN                         $ 54,159,663
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments from Portfolio
      (identified cost basis)             $287,486,519
   Foreign currency from Portfolio              11,456
   Foreign currency                            (20,152)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $287,477,823
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $341,637,486
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $334,490,571
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2000  AUGUST 31, 1999
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $    (7,146,915) $    (2,666,694)
   Net realized gain                           54,159,663       19,224,127
   Net change in unrealized
      appreciation (depreciation)             287,477,823       57,462,880
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $   334,490,571  $    74,020,313
--------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $    (6,966,015) $    (3,621,408)
      Class B                                 (11,142,989)      (5,013,898)
      Class C                                    (948,854)        (197,322)
--------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $   (19,057,858) $    (8,832,628)
--------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $   263,151,106  $    29,816,201
      Class B                                 177,681,277       15,461,673
      Class C                                  98,871,074        5,035,458
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   6,508,152        3,420,168
      Class B                                   8,544,818        4,719,635
      Class C                                     678,079          193,239
   Cost of shares redeemed
      Class A                                 (79,306,443)     (41,587,153)
      Class B                                 (28,483,521)     (20,458,515)
      Class C                                  (8,833,952)        (721,473)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $   438,810,590  $    (4,120,767)
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $   754,243,303  $    61,066,918
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   204,913,951  $   143,847,033
--------------------------------------------------------------------------
AT END OF YEAR                            $   959,157,254  $   204,913,951
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS A
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)       1998         1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 18.490      $12.550      $14.930      $13.540      $11.710
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment loss               $ (0.343)     $(0.182)     $(0.209)     $(0.133)     $(0.230)
Net realized and unrealized
   gain (loss)                      20.276        6.794       (2.171)       1.818        3.460
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 19.933      $ 6.612      $(2.380)     $ 1.685      $ 3.230
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net realized gain              (1.423)      (0.672)          --       (0.295)      (1.400)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (1.423)     $(0.672)     $    --      $(0.295)     $(1.400)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 37.000      $18.490      $12.550      $14.930      $13.540
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                     116.52%       53.28%      (15.94)%      17.67%       31.04%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $418,904      $89,214      $66,831      $88,349      $55,016
Ratios (As a percentage of
   average daily net assets):
   Net operating expenses(3)          1.79%        1.69%        1.83%        2.07%        2.21%
   Interest expense(3)                  --         0.01%          --           --           --
   Net expenses after
      custodian fee
      reduction(3)                    1.74%        1.63%        1.69%        2.00%          --
   Net investment loss               (1.29)%      (1.11)%      (1.21)%      (1.60)%      (1.81)%
Portfolio Turnover of the
   Fund(4)                              --           --           --           --           66%
Portfolio Turnover of the
   Portfolio(4)                         31%          41%          34%          14%          --
-----------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Manager/Administrator, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                               2.29%          --
   Expenses after custodian
      fee reduction(3)                                                       2.22%          --
   Net investment loss                                                      (1.82)%         --
Net investment loss per share                                             $(0.151)          --
-----------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
 (4) Portfolio Turnover of the Fund represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The Fund began investing in the Portfolio on September 1, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                CLASS B
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                   2000(1)      1999(1)       1998
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 14.120     $  9.760      $11.680
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment loss               $ (0.395)    $ (0.214)     $(0.204)
Net realized and unrealized
   gain (loss)                      15.028        5.246       (1.716)
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 14.633     $  5.032      $(1.920)
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net realized gain              (1.423)      (0.672)          --
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (1.423)    $ (0.672)     $    --
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 27.330     $ 14.120      $ 9.760
---------------------------------------------------------------------

TOTAL RETURN(2)                     114.93%       52.29%      (16.44)%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $411,280     $107,923      $75,111
Ratios (As a percentage of
   average daily net assets):
   Net operating expenses(3)          2.54%        2.29%        2.43%
   Interest expense(3)                  --         0.01%          --
   Net expenses after
      custodian fee
      reduction(3)                    2.49%        2.23%        2.29%
   Net investment loss               (2.03)%      (1.70)%      (1.80)%
Portfolio Turnover of the
   Portfolio                            31%          41%          34%
---------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                CLASS C
                                  -----------------------------------
                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                   2000(1)      1999(1)      1998(2)
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 12.130      $ 8.460      $10.000
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment loss               $ (0.365)     $(0.199)     $(0.076)
Net realized and unrealized
   gain (loss)                      12.708        4.541       (1.464)
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 12.343      $ 4.342      $(1.540)
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net realized gain              (1.423)      (0.672)          --
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (1.423)     $(0.672)     $    --
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 23.050      $12.130      $ 8.460
---------------------------------------------------------------------

TOTAL RETURN(3)                     114.90%       52.16%      (15.40)%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $128,973      $ 7,778      $ 1,905
Ratios (As a percentage of
   average daily net assets):
   Net operating expenses(4)          2.53%        2.44%        2.67%(5)
   Interest expense(4)                  --         0.01%          --
   Net expenses after
      custodian fee
      reduction(4)                    2.48%        2.38%        2.53%(5)
   Net investment loss               (2.02)%      (1.82)%      (1.84)%(5)
Portfolio Turnover of the
   Portfolio                            31%          41%          34%
---------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class C shares, January 5, 1998, to August 31, 1998
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (97.9% at August 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

   Pursuant to section 852 of the Internal Revenue Code, the Fund designates $18,850,602 as a long-term capital gain distribution for its taxable year ended August 31, 2000.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gain (reduced by any available capital loss carry forwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.
3 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the year ended August 31, 2000, the fee was equivalent to 0.25% of the Fund's average daily net assets and amounted to $1,028,765. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $546,349 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2000.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. In addition, administrative fees are paid by the Portfolio to EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

4 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                      9,040,158    1,828,443
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 370,464      205,562
    Redemptions                               (2,913,823)  (2,533,601)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                    6,496,799     (499,596)
    ------------------------------------------------------------------

                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                      8,243,458    1,205,173
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 650,298      369,828
    Redemptions                               (1,484,254)  (1,632,152)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                    7,409,502      (57,151)
    ------------------------------------------------------------------

                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS C                                      2000         1999
    ------------------------------------------------------------------
    Sales                                      5,401,485      464,942
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  60,916       17,615
    Redemptions                                 (509,297)     (66,467)
    ------------------------------------------------------------------
    NET INCREASE                               4,953,104      416,090
    ------------------------------------------------------------------

5 Distribution Plans
-------------------------------------------
   Each Class of the Fund has in effect a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require that the Class A shares will pay a monthly distribution fee to EVD in an amount equal to 0.25% on an annual basis of the average daily net assets attributable to Class A shares. EVD may pay up to the entire amount of the Class A distribution fee to investment dealers for providing personal services to shareholders. For the year ended August 31, 2000, the Class A shares paid or accrued $445,772 payable to EVD. The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to each class. Each class will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $1,474,085 and $299,458 for Class B and Class C shares, respectively, payable to EVD for the year ended August 31, 2000, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At August 31, 2000, the amount of Uncovered Distribution Charges of

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   EVD calculated under the Plans was approximately $9,545,000 and $7,496,000 for Class B and Class C shares, respectively.

   The Plans authorize the Class B and Class C shares to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the average daily net assets attributable to Class B and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing Class B shares to make quarterly payments of service fees to EVD and investment dealers in amounts equal to 0.25% per annum of the average daily net assets attributable to Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B shares for any fiscal year on shares sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended August 31, 2000 amounted to $498,625 and $98,819 for Class B and
   Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended August 31, 2000, the Fund was informed that EVD received approximately $438,000 and $44,000 of CDSC paid by shareholders for Class B and Class C shares, respectively.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the year ended August 31, 2000 aggregated $521,011,452 and $121,465,639, respectively.

8 Subsequent Event
-------------------------------------------
   On October 16, 2000, the Trustees of the Fund approved a 3-for-1 stock split for Class A shares and a 2-for-1 stock split for Class B and Class C shares, effective November 10, 2000.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE WORLDWIDE HEALTH SCIENCES FUND:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Worldwide Health Sciences Fund (the "Fund") at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial highlights for the year ended August 31, 1996 were audited by other independent accountants whose report dated September 26, 1996 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 27, 2000

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS AND WARRANTS -- 92.85%

                                                                    PERCENTAGE OF
SECURITY                                  SHARES      VALUE         NET ASSETS
---------------------------------------------------------------------------------
Major Capitalization - Europe -- 15.38%
---------------------------------------------------------------------------------
Altana                                      250,000   $ 23,969,250         2.49%
Novartis AG                                  30,000     45,348,637         4.71%
Roche Holding AG                              1,800     16,114,778         1.67%
Sanofi-Synthelabo(1)                        750,000     36,553,106         3.80%
Serono                                       22,261     26,112,760         2.71%
---------------------------------------------------------------------------------
                                                      $148,098,531        15.38%
---------------------------------------------------------------------------------
Major Capitalization - Far East -- 9.07%
---------------------------------------------------------------------------------
Banyu Pharmaceutical Co.                    900,000   $ 18,439,683         1.92%
Chugai Pharmaceuticals, Co., Ltd.           900,000     16,034,507         1.67%
Eisai Co., Ltd.                             600,000     18,116,180         1.88%
Fujisawa Pharmaceutical                     500,000     17,019,082         1.77%
Shionogi & Co., Ltd.                      1,000,000     17,628,581         1.83%
---------------------------------------------------------------------------------
                                                      $ 87,238,033         9.07%
---------------------------------------------------------------------------------
Major Capitalization - North America -- 30.18%
---------------------------------------------------------------------------------
Abgenix, Inc.                               400,000   $ 30,068,760         3.12%
Alza Corp.(1)                               400,000     30,250,000         3.14%
American Home Products Corp.                550,000     29,803,125         3.10%
Chiron Corp.(1)                             700,000     37,843,750         3.93%
Forest Laboratories, Inc.(1)                140,000     13,702,500         1.42%
Genzyme Corp., Class A(1)                   345,000     25,896,562         2.69%
Gilead Sciences, Inc.(1)                    200,000     21,600,000         2.24%
Lilly (Eli) & Co.                           500,000     36,500,000         3.79%
Pfizer, Inc.                                825,000     35,681,250         3.71%
Pharmacia Corp.                             500,000     29,281,250         3.04%
---------------------------------------------------------------------------------
                                                      $290,627,197        30.18%
---------------------------------------------------------------------------------
Specialty Capitalization - Europe -- 1.04%
---------------------------------------------------------------------------------
Compugen Ltd.(1)                            245,000   $  3,858,750         0.40%
Givaudan-Reg.(1)                              1,800        481,377         0.05%
Swiss Serum Institute                           328      5,703,529         0.59%
---------------------------------------------------------------------------------
                                                      $ 10,043,656         1.04%
---------------------------------------------------------------------------------
                                                                    PERCENTAGE OF
SECURITY                                  SHARES      VALUE         NET ASSETS
---------------------------------------------------------------------------------

Specialty Capitalization - North America -- 37.18%
---------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.(1)            210,000   $ 22,050,000         2.29%
Arena Pharmaceuticals (1)(2)(3)             832,018     38,480,832         4.00%
Argonaut Technologies, Inc.                  80,000      1,390,000         0.15%
Aviron(1)                                   250,000     11,250,000         1.17%
Bio-Technology General Corp.(1)           1,200,000     16,725,000         1.74%
Caliper Technologies Corp.(2)(3)            500,000     31,062,500         3.23%
Celera Genomics Group                       200,000     21,687,500         2.25%
Curis, Inc.                                  42,140        855,969         0.09%
Enzon, Inc.                                 300,000     18,262,500         1.90%
GelTex Pharmaceuticals, Inc.(1)             568,000     23,012,861         2.39%
Genaissance Pharmaceuticals                 159,900      3,567,769         0.37%
IntraBiotics Pharmaceuticals(2)(3)          166,667      3,500,007         0.36%
Molecular Devices Corp.(1)                  103,470      8,568,609         0.89%
Orapharma, Inc.                             600,000      6,825,000         0.71%
Orchid BioSciences Warrants(1)(2)(3)        100,000      4,368,750         0.45%
Orchid BioSciences, Inc.(1)(2)(3)           807,749     36,298,221         3.77%
PathoGenesis Corp.(1)                       521,300     19,939,725         2.07%
Pharmacopeia, Inc.(1)                       405,000     16,984,688         1.77%
Praecis Pharmaceuticals                     350,900     15,373,806         1.60%
SangStat Medical Corp.(1)                   609,500     12,342,375         1.28%
Telik, Inc.                                 174,000      1,772,625         0.18%
TransGenomic, Inc.(1)                        64,000      1,344,000         0.14%
Tularik, Inc.                               525,000     17,521,875         1.82%
Watson Pharmaceuticals, Inc.(1)             400,000     24,675,000         2.56%
---------------------------------------------------------------------------------
                                                      $357,859,612        37.18%
---------------------------------------------------------------------------------
Total Common Stocks and Warrants
   (identified cost $559,859,675)                     $893,867,029
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

PREFERRED STOCKS -- 1.14%

                                                                    PERCENTAGE OF
SECURITY                                  SHARES      VALUE         NET ASSETS
---------------------------------------------------------------------------------
Specialty Capitalization - North America -- 1.14%
---------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc.(2)(3)          400,000   $  3,000,000         0.31%
Adolor, Inc., Series G(2)(3)                500,000        765,000         0.08%
Adolor, Inc., Series H(2)(3)              1,094,772      1,675,001         0.17%
Memory Pharmaceutical, Series C(2)(3)       400,000      1,000,000         0.10%
NetGenics, Inc. Convertible, Series D,
Preferred R(1)(2)(3)                        250,000        575,000         0.06%
NetGenics, Inc., Series E(1)(2)(3)          652,173      1,499,998         0.16%
Physiome Sciences, Inc., Series E(2)(3)     521,920      2,499,997         0.26%
---------------------------------------------------------------------------------
                                                      $ 11,014,996         1.14%
---------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $10,674,999)                      $ 11,014,996
---------------------------------------------------------------------------------
Total Investments
   (identified cost $570,534,674)                     $904,882,025        93.99%
---------------------------------------------------------------------------------
Other Assets, Less Liabilities                        $ 57,829,744         6.01%
---------------------------------------------------------------------------------
Net Assets                                            $962,711,769       100.00%
---------------------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Restricted security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $570,534,674)        $904,882,025
Cash                                        73,459,136
Foreign currency, at value
   (identified cost, $7,741,401)             7,563,028
Receivable for investments sold              2,156,715
Dividends receivable                           291,750
Deferred organization expenses                   3,414
------------------------------------------------------
TOTAL ASSETS                              $988,356,068
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $ 25,614,106
Accrued expenses                                30,193
------------------------------------------------------
TOTAL LIABILITIES                         $ 25,644,299
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $962,711,769
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $628,351,614
Net unrealized appreciation (computed on
   the basis of identified cost)           334,360,155
------------------------------------------------------
TOTAL                                     $962,711,769
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $332,202)                              $  1,693,331
Interest                                        36,409
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,729,740
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  3,291,038
Administration fee                           1,038,960
Trustees' fees and expenses                     20,449
Legal and accounting services                   44,949
Custodian fee                                  156,811
Amortization of organization expenses            2,408
Miscellaneous                                   18,586
------------------------------------------------------
TOTAL EXPENSES                            $  4,573,201
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    153,585
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    153,585
------------------------------------------------------

NET EXPENSES                              $  4,419,616
------------------------------------------------------

NET INVESTMENT LOSS                       $ (2,689,876)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 54,983,332
   Foreign currency transactions              (333,710)
------------------------------------------------------
NET REALIZED GAIN                         $ 54,649,622
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $292,052,009
   Foreign currency                             11,603
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $292,063,612
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $346,713,234
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $344,023,358
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2000  AUGUST 31, 1999
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $    (2,689,876) $      (784,314)
   Net realized gain                           54,649,622       19,258,866
   Net change in unrealized
      appreciation (depreciation)             292,063,612       57,606,206
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   344,023,358  $    76,080,758
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   536,036,150  $    58,763,929
   Withdrawals                               (122,428,380)     (74,426,211)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $   413,607,770  $   (15,662,282)
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $   757,631,128  $    60,418,476
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   205,080,641  $   144,662,165
--------------------------------------------------------------------------
AT END OF YEAR                            $   962,711,769  $   205,080,641
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               YEAR ENDED AUGUST 31,
                                  ------------------------------------------------
                                    2000         1999         1998         1997
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                 1.09%        0.95%        1.06%        1.25%
   Interest expense                     --         0.01%          --           --
   Expenses after custodian
      fee reduction                   1.05%        0.90%        0.92%        1.18%
   Net investment loss               (0.64)%      (0.42)%      (0.49)%      (0.81)%
Portfolio Turnover                      31%          41%          34%          14%
----------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $962,712     $205,081     $144,662     $152,717
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, and 0.70% of the next $500 million in average net assets. The fee rate declines for net assets of $1 billion and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the year ended August 31, 2000, the fee was equivalent to 0.78% of the Portfolio's average daily net assets and amounted to $3,291,038.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee at the annual rate of 0.25% of the first $500 million in average daily net assets of the Portfolio, 0.23% of the next $500 million of average net assets and at reduced rates as daily net assets exceed $1 billion. For the year ended August 31, 2000, the administration fee was 0.25% of average net assets and amounted to $1,038,960.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the year ended August 31, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $482,354,898 and $127,241,445, respectively, for the year ended August 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $570,779,850
    ------------------------------------------------------
    Gross unrealized appreciation             $346,471,377
    Gross unrealized depreciation              (12,369,202)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $334,102,175
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2000.

7 Restricted Securities
-------------------------------------------
   At August 31, 2000, the Portfolio owned the following securities (representing 11.02% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES       COST         FAIR VALUE
    --------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS
    --------------------------------------------------------------------------------------------
    Arena Pharmaceuticals                         1/28/99      832,018  $ 3,894,066  $38,480,832
    Caliper Technologies Corp.                    8/28/00      200,000    9,600,000   12,425,000
    IntraBiotics Pharmaceuticals                  3/28/00      166,667    1,000,002    3,500,007
    Orchid BioSciences Warrants                   5/24/99      100,000            0    4,368,750
    Orchid BioSciences, Inc.                     12/20/99      807,749    4,057,411   36,298,221
    --------------------------------------------------------------------------------------------
                                                                        $18,551,479  $95,072,810
    --------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    --------------------------------------------------------------------------------------------
    Acadia Pharmaceuticals, Inc.                  5/05/00      400,000  $ 3,000,000  $ 3,000,000
    Adolor, Inc., Series G                        1/10/00      500,000      500,000      765,000
    Adolor, Inc., Series H                        7/10/00    1,094,772    1,675,001    1,675,001
    Memory Pharmaceutical, Series C               6/21/00      400,000    1,000,000    1,000,000
    NetGenics, Inc. Convertible, Series D,
     Preferred R                                  3/20/98      250,000      500,000      575,000
    NetGenics, Inc., Series E                    12/21/99      652,173    1,499,998    1,499,998
    Physiome Sciences, Inc., Series E             5/16/00      521,920    2,500,000    2,499,997
    --------------------------------------------------------------------------------------------
                                                                        $10,674,999  $11,014,996
    --------------------------------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2000 there were no outstanding obligations under these financial instruments.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF WORLDWIDE HEALTH SCIENCES PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Worldwide Health Sciences Portfolio (the "Portfolio") at August 31, 2000, and the results of its operations, the changes in its net assets, and supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 27, 2000

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

WORLDWIDE HEALTH SCIENCES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Samuel D. Isaly
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF EATON VANCE
WORLDWIDE HEALTH SCIENCES FUND AND ADMINISTRATOR OF
WORLDWIDE HEALTH SCIENCES PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADVISER OF WORLDWIDE HEALTH SCIENCES PORTFOLIO
OrbiMed Advisors, Inc.
767 3rd Avenue
New York, NY 10017


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110





EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------

426-10/00                                                                  HSSRC